DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 13.0%
Activision Blizzard, Inc.	189	$18,380
Alphabet, Inc., Class A*	496	1,168,998
Alphabet, Inc., Class C*	506	1,220,249
AT&T, Inc.	10,710	315,195
Comcast Corp., Class A	267	15,310
Discovery, Inc., Class C*	486	14,604
Electronic Arts, Inc.	820	117,203
Facebook, Inc., Class A*	4,583	1,506,570
Fox Corp., Class A	973	36,342
Fox Corp., Class B	486	17,632
Interpublic Group of Cos., Inc.	877	29,546
New York Times Co., Class A	226	9,677
News Corp., Class A	974	26,288
Omnicom Group, Inc.	441	36,268
Take-Two Interactive Software, Inc.*	229	42,493
TripAdvisor, Inc.*	387	16,815
Verizon Communications, Inc.	6,434	363,457
Walt Disney Co.*	657	117,373

(Cost $3,588,771)		5,072,400

Consumer Discretionary - 10.6%
Advance Auto Parts, Inc.	188	35,669
Aptiv PLC*	109	16,396
Aramark	228	8,516
AutoZone, Inc.*	55	77,363
Best Buy Co., Inc.	803	93,341
Booking Holdings, Inc.*	135	318,809
BorgWarner, Inc.	883	45,289
Burlington Stores, Inc.*	31	10,024
Carnival Corp.*(a)	1,723	50,932
Carter’s, Inc.	90	9,202
Columbia Sportswear Co.	70	7,191
D.R. Horton, Inc.	367	34,971
Darden Restaurants, Inc.	605	86,654
Dick’s Sporting Goods, Inc.(a)	224	21,847
Dollar General Corp.	181	36,736
eBay, Inc.	2,139	130,222
Expedia Group, Inc.*	407	72,019
Foot Locker, Inc.	425	26,898
Gap, Inc.	660	22,077
Garmin Ltd.	387	55,047
Gentex Corp.	900	31,950
Genuine Parts Co.	90	11,801
Grand Canyon Education, Inc.*	75	6,821
H&R Block, Inc.	764	18,962
Hanesbrands, Inc.	639	12,486
Home Depot, Inc.	1,966	626,977
Kohl’s Corp.	354	19,643
Las Vegas Sands Corp.*	545	31,474
Lear Corp.	189	36,545
Lennar Corp., Class A	288	28,515
LKQ Corp.*	332	16,919
Lowe’s Cos., Inc.	422	82,218
Lululemon Athletica, Inc.*	47	15,187
MGM Resorts International	530	22,721
Mohawk Industries, Inc.*	189	39,819
Newell Brands, Inc.	699	20,054
NIKE, Inc., Class B	2,760	376,630
Norwegian Cruise Line Holdings Ltd.*(a)	526	16,779
NVR, Inc.*	13	63,534
O’Reilly Automotive, Inc.*	35	18,729
Polaris, Inc.	129	16,927
PulteGroup, Inc.	683	39,471
PVH Corp.*	149	17,108
Ralph Lauren Corp.*	208	25,809
Ross Stores, Inc.	799	100,986
Royal Caribbean Cruises Ltd.*	393	36,655
Skechers U.S.A., Inc., Class A*	347	16,483
Starbucks Corp.	3,507	399,377
Tapestry, Inc.*	1,027	46,102
Target Corp.	1,798	408,002
Thor Industries, Inc.	90	11,070
TJX Cos., Inc.	2,708	182,898
Tractor Supply Co.	228	41,428
Ulta Beauty, Inc.*	114	39,371
Vail Resorts, Inc.*	47	15,363
VF Corp.	134	10,682
Whirlpool Corp.	129	30,585
Williams-Sonoma, Inc.(a)	223	37,807
Yum China Holdings, Inc.	284	19,210
Yum! Brands, Inc.	136	16,316

(Cost $3,253,249)		4,168,617

Consumer Staples — 5.4%
Altria Group, Inc.	562	27,662
Casey’s General Stores, Inc.	72	15,901
Clorox Co.	169	29,867
Colgate-Palmolive Co.	349	29,239
Costco Wholesale Corp.	1,356	512,934
Estee Lauder Cos., Inc., Class A	544	166,747
Hershey Co.	189	32,707
Hormel Foods Corp.	663	32,182
Ingredion, Inc.	148	14,050
Kimberly-Clark Corp.	527	68,842
Lamb Weston Holdings, Inc.	169	13,941
Monster Beverage Corp.*	693	65,329
PepsiCo, Inc.	526	77,816
Philip Morris International, Inc.	3,180	306,647
Procter & Gamble Co.	328	44,231
Spectrum Brands Holdings, Inc.	144	12,800
Sysco Corp.	1,586	128,466
Walgreens Boots Alliance, Inc.	3,299	173,725

Walmart, Inc.	2,487	353,229

(Cost $1,891,349)		2,106,315

Energy - 6.0%
Cabot Oil & Gas Corp.	1,753	28,749
Chevron Corp.	6,430	667,370
ConocoPhillips	5,063	282,212
Devon Energy Corp.	1,635	43,426
Diamondback Energy, Inc.	324	25,943
EOG Resources, Inc.	2,788	223,988
Exxon Mobil Corp.	11,296	659,347
Helmerich & Payne, Inc.	505	14,266
HollyFrontier Corp.	446	14,482
Marathon Oil Corp.	2,129	25,782
Marathon Petroleum Corp.	2,400	148,320
Occidental Petroleum Corp.	710	18,432
Phillips 66	447	37,646
Pioneer Natural Resources Co.	717	109,120
Valero Energy Corp.	446	35,858

(Cost $2,734,316)		2,334,941

Financials - 8.3%
Allstate Corp.	367	50,136
Apollo Global Management, Inc.(a)	506	29,014
Arch Capital Group Ltd.*	504	20,104
Berkshire Hathaway, Inc., Class B*	6,071	1,757,190
Cboe Global Markets, Inc.	112	12,466
Cincinnati Financial Corp.	656	79,842
Credit Acceptance Corp.*(a)	50	22,373
Erie Indemnity Co., Class A	70	14,079
Evercore, Inc., Class A	340	49,592
FactSet Research Systems, Inc.	70	23,405
Fidelity National Financial, Inc.	1,407	66,115
First American Financial Corp.	328	21,094
Franklin Resources, Inc.	1,210	41,394
Lazard Ltd., Class A	544	25,666
LPL Financial Holdings, Inc.	387	57,230
Markel Corp.*	19	23,284
MarketAxess Holdings, Inc.	45	20,994
Marsh & McLennan Cos., Inc.	327	45,240
MGIC Investment Corp.(a)	2,617	38,522
Moody’s Corp.	356	119,385
MSCI, Inc.	159	74,433
Old Republic International Corp.	535	14,049
Progressive Corp.	2,111	209,158
S&P Global, Inc.	555	210,606
SEI Investments Co.	446	28,294
T. Rowe Price Group, Inc.	879	168,197
White Mountains Insurance Group Ltd.	11	13,127

(Cost $2,334,204)		3,234,989

Health Care - 15.4%
AbbVie, Inc.	3,675	416,010
ABIOMED, Inc.*	61	17,359
Agilent Technologies, Inc.	83	11,465
Alexion Pharmaceuticals, Inc.*	673	118,818
Align Technology, Inc.*	138	81,441
AmerisourceBergen Corp.	640	73,434
Amgen, Inc.	1,256	298,853
Anthem, Inc.	571	227,384
Baxter International, Inc.	192	15,767
Biogen, Inc.*	933	249,559
Bio-Rad Laboratories, Inc., Class A*	54	32,528
Bristol-Myers Squibb Co.	1,153	75,775
Cardinal Health, Inc.	1,101	61,733
Cerner Corp.	660	51,645
Chemed Corp.	30	14,740
Cigna Corp.	1,928	499,063
CVS Health Corp.	3,125	270,125
DaVita, Inc.*	282	33,860
Edwards Lifesciences Corp.*	978	93,790
Eli Lilly & Co.	1,348	269,250
Exelixis, Inc.*	619	13,958
Gilead Sciences, Inc.	598	39,534
HCA Healthcare, Inc.	356	76,465
Henry Schein, Inc.*	446	33,914
Humana, Inc.	625	273,563
Illumina, Inc.*	186	75,449
Incyte Corp.*	228	19,102
Intuitive Surgical, Inc.*	134	112,852
Ionis Pharmaceuticals, Inc.*(a)	149	5,550
Jazz Pharmaceuticals PLC*	126	22,444
Johnson & Johnson	5,873	994,005
McKesson Corp.	976	187,773
Merck & Co., Inc.	4,392	333,309
Mettler-Toledo International, Inc.*	39	50,737
Regeneron Pharmaceuticals, Inc.*	186	93,452
UnitedHealth Group, Inc.	1,596	657,424
Universal Health Services, Inc., Class B	202	32,245
Waters Corp.*	153	49,304
West Pharmaceutical Services, Inc.	110	38,226

(Cost $5,019,346)		6,021,905

Industrials - 10.0%
3M Co.	275	55,836
A O Smith Corp.	506	35,961
Acuity Brands, Inc.	222	41,236
AECOM*	209	13,587
AGCO Corp.	208	28,781
Alaska Air Group, Inc.*	684	47,333
Allegion PLC	105	14,750
Allison Transmission Holdings, Inc.	333	14,089
American Airlines Group, Inc.*(a)	547	13,259
Boeing Co.*	353	87,198
C.H. Robinson Worldwide, Inc.	129	12,516
Carlisle Cos., Inc.	110	21,155
Carrier Global Corp.	3,817	175,315
Caterpillar, Inc.	761	183,462

Copa Holdings SA, Class A*(a)	165	13,573
Copart, Inc.*	373	48,121
Cummins, Inc.	806	207,368
Curtiss-Wright Corp.	70	8,772
Delta Air Lines, Inc.*	3,707	176,750
Donaldson Co., Inc.	211	12,995
Eaton Corp. PLC	727	105,597
Emerson Electric Co.	1,662	159,037
Expeditors International of Washington, Inc.	526	66,113
Fastenal Co.	1,192	63,224
FedEx Corp.	406	127,813
Fortune Brands Home & Security, Inc.	225	23,211
FTI Consulting, Inc.*	70	9,628
Graco, Inc.	369	27,941
HEICO Corp., Class A	90	11,921
Hexcel Corp.*	264	15,697
Honeywell International, Inc.	268	61,884
Howmet Aerospace, Inc.*	427	15,150
Hubbell, Inc.	90	17,158
Huntington Ingalls Industries, Inc.	148	31,999
IAA, Inc.*	149	8,489
IDEX Corp.	86	19,149
Illinois Tool Works, Inc.	606	140,447
ITT, Inc.	288	27,043
JB Hunt Transport Services, Inc.	288	49,404
JetBlue Airways Corp.*	1,408	28,301
Johnson Controls International PLC	1,711	113,850
Knight-Swift Transportation Holdings, Inc.	446	21,288
Landstar System, Inc.	129	21,994
Leidos Holdings, Inc.	149	15,310
Lincoln Electric Holdings, Inc.	166	21,344
Lockheed Martin Corp.	604	230,849
ManpowerGroup, Inc.	188	22,746
Masco Corp.	466	28,104
MSC Industrial Direct Co., Inc., Class A	169	15,954
Old Dominion Freight Line, Inc.	229	60,788
Oshkosh Corp.	369	48,501
Otis Worldwide Corp.	1,090	85,380
Owens Corning	149	15,891
PACCAR, Inc.	673	61,620
Parker-Hannifin Corp.	216	66,560
Robert Half International, Inc.	426	37,825
Rockwell Automation, Inc.	288	75,951
Science Applications International Corp.	149	13,389
Snap-on, Inc.	157	39,975
Southwest Airlines Co.*	3,630	223,100
Spirit AeroSystems Holdings, Inc., Class A(a)	254	12,499
Stanley Black & Decker, Inc.	189	40,975
Textron, Inc.	367	25,128
Trane Technologies PLC	325	60,580
Trex Co., Inc.*(a)	131	12,761
Union Pacific Corp.	209	46,969
United Airlines Holdings, Inc.*	710	41,429
United Parcel Service, Inc., Class B	387	83,050
United Rentals, Inc.*	169	56,439
Vertiv Holdings Co.	466	11,566
W.W. Grainger, Inc.	112	51,762
Watsco, Inc.	70	20,398
Woodward, Inc.	90	11,446

(Cost $3,034,574)		3,916,684

Information Technology - 26.2%
Accenture PLC, Class A	1,538	433,962
Adobe, Inc.*	584	294,675
Amdocs Ltd.	405	31,630
Apple, Inc.	16,623	2,071,392
Applied Materials, Inc.	1,088	150,285
Arista Networks, Inc.*	115	39,029
Arrow Electronics, Inc.*	129	15,522
Automatic Data Processing, Inc.	830	162,697
Avnet, Inc.	424	18,681
Broadridge Financial Solutions, Inc.	268	42,741
Cadence Design Systems, Inc.*	394	50,034
CDW Corp.	185	30,603
Ciena Corp.*	487	25,748
Cirrus Logic, Inc.*	110	8,588
Cisco Systems, Inc.	11,624	614,910
Citrix Systems, Inc.	268	30,809
Cognizant Technology Solutions Corp., Class A	2,135	152,781
Concentrix Corp.*	107	16,341
Dolby Laboratories, Inc., Class A	168	16,387
Enphase Energy, Inc.*	142	20,313
F5 Networks, Inc.*	149	27,629
Fortinet, Inc.*	204	44,582
Hewlett Packard Enterprise Co.	2,344	37,410
HP, Inc.	10,142	296,451
Intel Corp.	18,238	1,041,754
International Business Machines Corp.	56	8,049
Intuit, Inc.	347	152,364
IPG Photonics Corp.*	70	14,648
Jabil, Inc.	627	35,394
Jack Henry & Associates, Inc.	126	19,423
Keysight Technologies, Inc.*	405	57,664
KLA Corp.	75	23,767
Lam Research Corp.	476	309,329
Manhattan Associates, Inc.*	109	14,822
Mastercard, Inc., Class A	1,739	627,049
Maxim Integrated Products, Inc.	566	57,738
Micron Technology, Inc.*	5,480	461,087
Microsoft Corp.	44	10,986
National Instruments Corp.	287	11,710
NetApp, Inc.	955	73,888
NortonLifeLock, Inc.	1,448	40,052
NVIDIA Corp.	882	573,106

Oracle Corp.	3,625	285,432
Paychex, Inc.	684	69,180
PayPal Holdings, Inc.*	319	82,946
Skyworks Solutions, Inc.	483	82,110
SolarEdge Technologies, Inc.*(a)	60	15,481
SYNNEX Corp.	107	13,546
Synopsys, Inc.*	169	42,983
Teradyne, Inc.	445	58,896
Texas Instruments, Inc.	2,469	468,665
Universal Display Corp.	52	11,225
VeriSign, Inc.*	149	32,768
Visa, Inc., Class A(a)	3,526	801,460
Western Union Co.	2,451	59,976
Xerox Holdings Corp.	425	9,966
Xilinx, Inc.	480	60,960

(Cost $8,075,574)		10,261,624

Materials - 2.5%
Air Products and Chemicals, Inc.	393	117,766
Cabot Corp.	206	13,097
Celanese Corp.	268	44,341
CF Industries Holdings, Inc.	447	23,767
Corteva, Inc.	1,109	50,459
Dow, Inc.	1,428	97,704
DuPont de Nemours, Inc.	227	19,202
International Paper Co.	809	51,048
Linde PLC	623	187,274
LyondellBasell Industries NV, Class A	965	108,678
Nucor Corp.	1,043	106,949
Packaging Corp. of America	212	31,514
PPG Industries, Inc.	85	15,276
Reliance Steel & Aluminum Co.	296	49,749
Scotts Miracle-Gro Co.	50	10,869
Steel Dynamics, Inc.	596	37,208

(Cost $693,586)		964,901

Real Estate - 1.5%
Apartment Income REIT Corp. REIT	387	18,026
Apartment Investment and Management Co., Class A REIT	373	2,630
CBRE Group, Inc., Class A*	1,767	155,107
Equity Commonwealth REIT	318	8,726
Healthpeak Properties, Inc. REIT	244	8,145
Host Hotels & Resorts, Inc. REIT*	2,746	47,149
Jones Lang LaSalle, Inc.*	109	22,045
Lamar Advertising Co., Class A REIT	130	13,627
Medical Properties Trust, Inc. REIT	543	11,495
Public Storage REIT	387	109,320
Simon Property Group, Inc. REIT	955	122,708
Vornado Realty Trust REIT	994	46,996
Weingarten Realty Investors REIT	546	17,892

(Cost $539,732)		583,866

Utilities - 0.5%
AES Corp.	896	22,767
Evergy, Inc.	313	19,403
Exelon Corp.	1,507	67,996
NRG Energy, Inc.	1,405	45,171
Public Service Enterprise Group, Inc.	545	33,856
Vistra Corp.	1,361	22,007

(Cost $214,861)		211,200

TOTAL COMMON STOCKS (Cost $31,379,562)		38,877,442

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $8,150)	8,150	8,150

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
(Cost $160,047)	160,047	160,047

TOTAL INVESTMENTS - 99.8%
(Cost $31,547,759)		39,045,639
Other assets and liabilities, net - 0.2%		61,331

NET ASSETS - 100.0%		$39,106,970

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
37,088	—	(28,938)(d)	—	—	2	—	8,150	8,150
CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
483,373	1,735,865	(2,059,191)	—	—	123	—	160,047	160,047

520,461	1,735,865	(2,088,129)	—	—	125	—	168,197	168,197

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $1,034,022, which is 2.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,046,064.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT:	Real Estate Investment Trust

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (e)
E-Mini S&P 500 Futures	USD	1	$197,907	$210,120	6/18/2021	$12,213

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$38,877,442	$—	$—	$38,877,442
Short-Term Investments (f)	168,197	—	—	168,197
Derivatives (g)
Futures Contracts	12,213	—	—	12,213

TOTAL	$39,057,852	$—	$—	$39,057,852

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.